Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES
11.	LEASES

At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Right-of-use assets represent the Group’s right to use an underlying asset over the lease term and lease liabilities represent the Group’s obligation to make lease payments derived from the lease.

Operating lease and finance lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. Operating leases mainly relate to plants and offices, while finance leases consist of production equipment and vehicles. Rent expense is recognized on a straight-line basis over the lease terms.

On September 1, 2022, the Group renewed leased plants with an original lease term expired on August 31, 2022 and extended the lease term for another five years to August, 2027.

On November 7, 2023, the Group renewed leased equipment with original leases term expired on August 20, 2023 and extended the lease term for another five years to February 19, 2028. The Group will obtain control of the equipment upon maturity of the leases.

On December 1, 2025, the Group renewed the lease for its production plants whose original lease term expired on November 30, 2025, and extended the lease term for another two years to November 30, 2027.

On December 24, 2024, the Group entered into a finance lease agreement for a vehicle with monthly payments through June 20, 2029. Ownership of the vehicle will transfer to the Group at lease expiration.

Balance sheet information related to ROU assets and lease liabilities are as follows:

	As of March 31,
	2026	2025
Operating lease right-of-use assets	$1,792,622	$1,835,921
Less: accumulated amortization of operating lease right-of-use assets	(924,204)	(729,897)
Operating lease right-of-use assets, net	$868,418	$1,106,024

Operating lease liabilities, current	$573,650	$473,116
Operating lease liabilities, non-current	296,436	633,249
Total operating lease liabilities	$870,086	$1,106,365
	As of March 31,
	2026	2025
Finance lease right-of-use assets	$214,314	$203,764
Less: accumulated amortization of finance lease right-of-use-assets	(67,582)	(9,286)
Finance lease right-of-use assets, net	$146,732	$194,478

Finance lease liabilities, current	$38,816	$36,277
Finance lease liabilities, non-current	88,723	127,834
Total finance lease liabilities	$127,539	$164,111

The weighted average remaining lease terms and discount rates for the operating lease and finance lease as of March 31, 2026 and 2025 are as follows:

	As of March 31,
	2026	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)
Operating lease	1.52	2.34
Finance lease	3.12	4.11
Weighted average discount rate (1)
Operating lease	4.33%	4.77%
Finance lease	6.02%	6.15%

(1)	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

The components of lease expenses for the years ended March 31, 2026, 2025 and 2024 are as follows:

	For the years ended March 31,
	2026	2025	2024
Operating lease:
Operating lease expense	$581,553	$567,188	$589,105
Short-term lease expense	49,024	45,086	86,084
Total operating lease expenses	630,577	612,274	675,189
Finance leases:
Amortization expense	47,323	15,301	4,675
Interest expense	9,272	3,251	888
Total finance lease expenses	56,595	18,552	5,563
Total lease expenses	$687,172	$630,826	$680,752

For the years ended March 31, 2026, 2025 and 2024, cash paid for operating leases were $581,553, $571,159 and $575,014, and cash paid for finance leases were $45,580, $49,345 and $4,322, respectively.

The following table summarizes the maturity of lease liabilities and future minimum payments of leases as of March 31, 2026:

	Operating lease	Finance lease
Year ending March 31,
2027	$597,686	$45,549
2028	295,205	44,650
2029	4,049	40,160
2030	-	10,040
Total lease payments	896,940	140,399
Less: imputed interest	(26,854)	(12,860)
Total lease liabilities	$870,086	$127,539